Borrowings	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Debt Disclosure [Abstract]
Borrowings

Note 8 - Borrowings

A summary of the Company's borrowings, including capital lease obligations, is as follows:

	September 30,	December 31,
	2019	2018
Short-term debt:
Current portion of long-term debt	129	219
Total short-term debt	$129	$219
Long-term debt:
Capital lease obligations	$175	$232
Other promissory notes	121	248
Total	296	480
Less: current portion of long-term debt	(129)	(219)
Total long-term debt	$167	$261

Capital Lease Obligations

Capital lease obligations are for computer and lab equipment leased through GreatAmerica Financial Services, Thermo Fisher Scientific, Navitas Credit Corp. and ENGS Commercial Finance Co. These capital leases expire at various dates through July 2023 and carry interest rates ranging from 6.4% to 11.6%.

Other Promissory Notes

Also included in the table above are three notes payable to Direct Capital, one note to M2 Financing and one note to Fidelity Capital, all for the financing of fixed assets. These notes expire at various dates through June 2022 and carry interest rates ranging from 10.88% to 13.28%.

9. Borrowings

A summary of the Company's borrowings, including capital lease obligations, is as follows:

	At December 31,
	2018	2017
Short-term debt:
Current portion of long-term debt	219	177
Total short-term debt	$219	$177
Long-term debt:
Capital lease obligations	$232	$272
Other unsecured promissory notes	248	496
Total	480	768
Less: current portion of long-term debt	219	177
Total long-term debt	$261	$591

Capital Lease Obligations

Capital lease obligations are for computer and lab equipment leased through GreatAmerica Financial Services, Thermo Fisher Scientific, Navitas Credit Corp., Wells Fargo and ENGS Commercial Finance Co. These capital leases expire at various dates through July 2023 and carry interest rates ranging from 6.0% to 11.6%.

Other Promissory Notes

Also included in the table above are three notes payable to Direct Capital, one note to M2 Financing and one note to Fidelity Capital, all for the financing of fixed assets. These notes expire at various dates through June 2022 and carry interest rates ranging from 4.3% to 13.8%.